Liabilities from financing activities (Tables)	12 Months Ended
Dec. 31, 2019
Liabilities from financing activities
Schedule of changes in liabilities from financing activities
	December 31, 2017	Payments	Receipts	FX	New acquisitions	Other (*)	December 31, 2018
Loans and financing (Note 14)	97,288	(49,899)	191,837	—	1,097	9,658	249,981
Accounts payable for the acquisition of subsidiaries (Note 17)	130,767	(45,878)	—	6,033	38,881	(17,316)	112,487
Total liabilities from financing activities	228,055	(95,777)	191,837	6,033	39,978	(7,658)	362,468

(*)  Changes included in column “other” include effects from the recognition of interest not yet paid on loans and accounts payable due to acquisition and acquisitions’ adjustment to present value.

	December 31, 2018	January 1, 2019	Payments	FX	New acquisitions	Other (*)	December 31, 2019
Loans and financing (Note 14)	249,981	—	(59,070)	—	443	18,828	210,182
Lease payable (Note 15)	—	91,796	(18,845)	249	—	52,882	126,082
Accounts payable for the acquisition of subsidiaries (Note 17)	112,487	—	(48,093)	1,483	54,723	(37,531)	83,069
Total liabilities from financing activities	362,468	91,796	(126,008)	1,732	55,166	34,179	419,333

(*)  Changes included in column “other” include effects from the effects from additions of IFRS 16, effect from recognition of interest not yet paid on loans and accounts payable due to acquisition and acquisitions’ adjustment to present value.